Note 5 - Cash and Cash Equivalents and Restricted Cash (Details Textual) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Non-current restricted cash and cash equivalents	$ 115	$ 115
Standby letter of credit [member]
Statement Line Items [Line Items]
Non-current restricted cash and cash equivalents	$ 86	$ 86